Pacer Trendpilot US Bond ETF
Schedule of Investments
July 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 49.2%
Advertising - 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	$4,560,000	$4,657,219
Aerospace/Defense - 0.9%
Howmet Aerospace, Inc.
5.950%, 02/01/2037 (b)	4,800,000	6,094,176
TransDigm, Inc.
6.250%, 03/15/2026 (a)	3,810,000	4,005,796
		10,099,972
Agriculture - 0.5%
Vector Group Ltd.
5.750%, 02/01/2029 (a)	5,855,000	5,966,245
Airlines - 0.9%
American Airlines, Inc.
11.750%, 07/15/2025 (a)	4,405,000	5,511,756
United Airlines, Inc.
4.375%, 04/15/2026 (a)	4,770,000	4,913,720
		10,425,476
Apparel - 0.6%
Hanesbrands, Inc.
4.875%, 05/15/2026 (a)(b)	1,725,000	1,861,939
Levi Strauss & Co.
3.500%, 03/01/2031 (a)(b)	535,000	549,862
Under Armour, Inc.
3.250%, 06/15/2026 (b)	4,725,000	4,910,102
		7,321,903
Auto Manufacturers - 1.1%
Allison Transmission, Inc.
5.875%, 06/01/2029 (a)(b)	4,705,000	5,154,304
Ford Motor Co.
9.625%, 04/22/2030 (b)	5,040,000	7,284,010
		12,438,314
Auto Parts & Equipment - 1.1%
Adient US LLC
9.000%, 04/15/2025 (a)	3,760,000	4,115,132
Tenneco, Inc.
5.125%, 04/15/2029 (a)(b)	4,530,000	4,665,900
The Goodyear Tire & Rubber Co.
5.000%, 05/31/2026 (b)	3,605,000	3,706,481
		12,487,513
Building Materials - 0.8%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	3,367,000	3,609,357
Griffon Corp.
5.750%, 03/01/2028	3,690,000	3,887,636
Koppers, Inc.
6.000%, 02/15/2025 (a)(b)	1,905,000	1,956,768
		9,453,761
Chemicals - 1.1%
Olin Corp.
5.625%, 08/01/2029 (b)	5,250,000	5,767,624
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (a)(b)	2,325,000	2,328,813
The Chemours Co.
7.000%, 05/15/2025	1,770,000	1,834,065
Tronox, Inc.
4.625%, 03/15/2029 (a)(b)	2,610,000	2,658,937
		12,589,439
Commercial Services - 3.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	3,950,000	4,187,000
APX Group, Inc.
6.750%, 02/15/2027 (a)(b)	5,450,000	5,783,812
Gartner, Inc.
4.500%, 07/01/2028 (a)	4,495,000	4,759,081
Service Corp. International
5.125%, 06/01/2029 (b)	5,800,000	6,276,789
Square, Inc.
3.500%, 06/01/2031 (a)	2,885,000	2,997,299
The ADT Security Corp.
4.875%, 07/15/2032 (a)	4,480,000	4,659,760
United Rentals North America, Inc.
4.000%, 07/15/2030 (b)	4,795,000	4,987,447
WW International, Inc.
4.500%, 04/15/2029 (a)(b)	2,455,000	2,494,894
		36,146,082
Computers - 0.1%
NCR Corp.
5.750%, 09/01/2027 (a)	610,000	644,944
Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)(b)	4,405,000	4,670,621
Diversified Financial Services - 3.1%
Ally Financial, Inc.
5.750%, 11/20/2025	4,375,000	5,006,949
LD Holdings Group LLC
6.125%, 04/01/2028 (a)(b)	5,070,000	5,040,138
Navient Corp.
5.000%, 03/15/2027	3,430,000	3,571,676
5.625%, 08/01/2033	3,995,000	3,885,557
OneMain Finance Corp.
5.375%, 11/15/2029 (b)	4,745,000	5,222,205
PennyMac Financial Services, Inc.
4.250%, 02/15/2029 (a)	2,485,000	2,408,897
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.875%, 03/01/2031 (a)	4,665,000	4,769,519
United Wholesale Mortgage LLC
5.500%, 04/15/2029 (a)(b)	4,975,000	4,944,901
		34,849,842
Electric - 1.6%
FirstEnergy Corp.
3.400%, 03/01/2050	4,505,000	4,547,854
NRG Energy, Inc.
5.250%, 06/15/2029 (a)(b)	5,640,000	6,056,712
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)(b)	3,845,000	3,512,715
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a)(b)	4,460,000	4,616,033
		18,733,314
Electronics - 0.3%
Imola Merger Corp.
4.750%, 05/15/2029 (a)	3,785,000	3,911,741
Entertainment - 2.5%
Boyne USA, Inc.
4.750%, 05/15/2029 (a)(b)	1,745,000	1,801,712
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	4,380,000	4,549,725
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)(b)	4,110,000	4,283,010
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	1,855,000	1,887,500
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)(b)	2,760,000	2,835,100
Six Flags Theme Parks, Inc.
7.000%, 07/01/2025 (a)(b)	3,325,000	3,564,849
Vail Resorts, Inc.
6.250%, 05/15/2025 (a)(b)	2,050,000	2,179,970
WMG Acquisition Corp.
3.000%, 02/15/2031 (a)	2,480,000	2,405,774
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/2029 (a)	4,350,000	4,528,611
		28,036,251
Environmental Control - 0.2%
Harsco Corp.
5.750%, 07/31/2027 (a)	2,495,000	2,597,145
Food - 1.7%
B&G Foods, Inc.
5.250%, 04/01/2025	1,130,000	1,159,177
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)(b)	5,405,000	5,637,000
Post Holdings, Inc.
5.500%, 12/15/2029 (a)(b)	5,245,000	5,619,309
TreeHouse Foods, Inc.
4.000%, 09/01/2028 (b)	2,455,000	2,464,219
US Foods, Inc.
6.250%, 04/15/2025 (a)(b)	3,810,000	4,017,531
		18,897,236
Food Service - 0.4%
Aramark Services, Inc.
5.000%, 02/01/2028 (a)(b)	4,200,000	4,370,478
Forest Products & Paper - 0.1%
Mercer International, Inc.
5.500%, 01/15/2026 (b)	1,530,000	1,566,888
Healthcare-Services - 1.2%
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)(b)	2,295,000	2,409,199
Encompass Health Corp.
4.750%, 02/01/2030	1,205,000	1,289,350
HCA, Inc.
5.875%, 05/01/2023	3,620,000	3,923,410
MEDNAX, Inc.
6.250%, 01/15/2027 (a)(b)	2,150,000	2,267,713
Select Medical Corp.
6.250%, 08/15/2026 (a)	3,785,000	4,006,839
		13,896,511
Home Builders - 0.5%
MDC Holdings, Inc.
6.000%, 01/15/2043	4,345,000	5,755,170
Home Furnishings - 0.1%
WASH Multifamily Acquisition, Inc.
5.750%, 04/15/2026 (a)	860,000	900,850
Housewares - 0.5%
Newell Brands, Inc.
4.700%, 04/01/2026 (b)	4,910,000	5,474,650
Insurance - 0.5%
Radian Group, Inc.
6.625%, 03/15/2025	5,480,000	6,147,382
Internet - 0.6%
GrubHub Holdings, Inc.
5.500%, 07/01/2027 (a)	2,415,000	2,541,799
Netflix, Inc.
5.875%, 02/15/2025	3,240,000	3,734,878
		6,276,677
Investment Companies - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	4,555,000	4,753,011
Iron/Steel - 0.4%
Cleveland-Cliffs, Inc.
9.875%, 10/17/2025 (a)	3,430,000	4,013,100
Lodging - 0.5%
Hilton Domestic Operating Co, Inc.
3.625%, 02/15/2032 (a)(b)	4,555,000	4,549,967
Marriott Ownership Resorts, Inc. / ILG LLC
6.500%, 09/15/2026 (b)	656,000	681,364
		5,231,331
Machinery-Construction & Mining - 0.2%
Terex Corp.
5.000%, 05/15/2029 (a)	2,610,000	2,708,201
Media - 4.9%
AMC Networks, Inc.
4.750%, 08/01/2025	2,680,000	2,751,007
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/2030 (a)	2,290,000	2,407,362
Cumulus Media New Holdings, Inc.
6.750%, 07/01/2026 (a)(b)	1,945,000	2,054,572
DISH DBS Corp.
5.875%, 11/15/2024 (b)	4,425,000	4,773,182
Gray Television, Inc.
7.000%, 05/15/2027 (a)(b)	4,455,000	4,774,357
iHeartCommunications, Inc.
4.750%, 01/15/2028 (a)	5,595,000	5,809,344
Liberty Interactive LLC
8.250%, 02/01/2030	4,280,000	4,898,481
News Corp.
3.875%, 05/15/2029 (a)	3,785,000	3,858,524
Nexstar Media, Inc.
5.625%, 07/15/2027 (a)(b)	4,420,000	4,678,548
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (a)(b)	5,890,000	5,890,147
Sirius XM Radio, Inc.
5.500%, 07/01/2029 (a)(b)	5,290,000	5,800,830
TEGNA, Inc.
4.625%, 03/15/2028	4,390,000	4,528,878
Univision Communications, Inc.
5.125%, 02/15/2025 (a)(b)	3,630,000	3,693,888
		55,919,120
Mining - 1.1%
Arconic Corp.
6.000%, 05/15/2025 (a)(b)	3,055,000	3,239,736
Compass Minerals International, Inc.
6.750%, 12/01/2027 (a)	3,375,000	3,615,739
Freeport-McMoRan, Inc.
5.450%, 03/15/2043 (b)	4,680,000	6,022,317
		12,877,792
Oil & Gas - 3.8%
Apache Corp.
4.375%, 10/15/2028 (b)	4,955,000	5,258,395
California Resources Corp.
7.125%, 02/01/2026 (a)(b)	4,555,000	4,672,268
Continental Resources, Inc./OK
4.500%, 04/15/2023	475,000	494,660
Devon Energy Corp.
4.500%, 01/15/2030 (a)	2,572,000	2,804,869
EQT Corp.
7.625%, 02/01/2025	4,810,000	5,564,016
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	3,530,000	3,692,539
Matador Resources Co.
5.875%, 09/15/2026	3,775,000	3,842,365
Occidental Petroleum Corp.
2.900%, 08/15/2024	4,960,000	5,003,474
PDC Energy, Inc.
5.750%, 05/15/2026 (b)	4,215,000	4,366,108
Range Resources Corp.
9.250%, 02/01/2026 (b)	3,635,000	3,950,954
Southwestern Energy Co.
7.500%, 04/01/2026 (b)	3,710,000	3,923,214
		43,572,862
Oil & Gas Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	3,430,000	3,498,840
Packaging & Containers - 0.9%
Ball Corp.
5.000%, 03/15/2022	3,250,000	3,333,996
Berry Global, Inc.
4.500%, 02/15/2026 (a)	331,000	338,590
Crown Americas LLC / Crown Americas Capital Corp VI
4.750%, 02/01/2026	510,000	529,125
LABL, Inc.
6.750%, 07/15/2026 (a)	2,630,000	2,794,375
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (a)(b)	3,185,000	3,208,888
		10,204,974
Pharmaceuticals - 0.8%
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (a)(b)	3,980,000	4,308,350
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	4,695,000	4,795,473
		9,103,823
Pipelines - 2.9%
Cheniere Energy Partners LP
4.000%, 03/01/2031 (a)(b)	2,410,000	2,552,311
Cheniere Energy, Inc.
4.625%, 10/15/2028 (b)	3,120,000	3,298,370
DCP Midstream Operating LP
5.375%, 07/15/2025	3,420,000	3,788,847
EnLink Midstream Partners LP
4.150%, 06/01/2025	4,725,000	4,885,532
EQM Midstream Partners LP
5.500%, 07/15/2028 (b)	4,905,000	5,316,677
NuStar Logistics LP
5.625%, 04/28/2027	1,510,000	1,621,891
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (a)	3,485,000	3,596,607
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 09/15/2024 (a)	499,000	506,213
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027 (b)	2,090,000	2,272,875
Western Midstream Operating LP
6.500%, 02/01/2050	4,440,000	5,232,895
		33,072,218
Real Estate - 0.5%
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (a)	4,165,000	4,485,122
The Howard Hughes Corp.
4.375%, 02/01/2031 (a)(b)	635,000	634,181
		5,119,303
REITS - 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.750%, 05/15/2026 (a)(b)	5,200,000	5,402,020
Diversified Healthcare Trust
4.750%, 02/15/2028	4,325,000	4,377,549
Iron Mountain, Inc.
5.625%, 07/15/2032 (a)(b)	4,510,000	4,886,044
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	4,460,000	4,458,186
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)(b)	1,710,000	1,857,941
Service Properties Trust
5.000%, 08/15/2022	460,000	467,507
		21,449,247
Retail - 1.6%
L Brands, Inc.
6.750%, 07/01/2036	4,795,000	6,120,266
Staples, Inc.
7.500%, 04/15/2026 (a)(b)	1,525,000	1,549,834
The Gap Inc.
8.375%, 05/15/2023 (a)	825,000	922,969
The Michaels Cos., Inc.
5.250%, 05/01/2028 (a)(b)	4,385,000	4,544,110
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	4,435,000	4,861,935
		17,999,114
Semiconductors - 0.1%
Amkor Technology, Inc.
6.625%, 09/15/2027 (a)	1,295,000	1,393,574
Software - 0.4%
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)(b)	3,640,000	3,856,944
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	898,000	951,934
		4,808,878
Telecommunications - 3.2%
CommScope Technologies LLC
5.000%, 03/15/2027 (a)(b)	2,590,000	2,623,799
Embarq Corp.
7.995%, 06/01/2036	4,165,000	4,671,360
Level 3 Financing, Inc.
3.625%, 01/15/2029 (a)(b)	1,815,000	1,765,705
Lumen Technologies, Inc.
7.600%, 09/15/2039 (b)	3,690,000	4,210,548
Sprint Capital Corp.
6.875%, 11/15/2028 (b)	4,315,000	5,571,744
T-Mobile USA, Inc.
4.750%, 02/01/2028	3,745,000	3,985,803
United States Cellular Corp.
6.700%, 12/15/2033	4,866,000	6,056,224
Viasat, Inc.
5.625%, 04/15/2027 (a)(b)	2,100,000	2,184,777
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)(b)	5,515,000	5,633,159
		36,703,119
Toys/Games/Hobbies - 0.5%
Mattel, Inc.
5.875%, 12/15/2027 (a)(b)	4,785,000	5,251,538
Transportation - 0.4%
XPO Logistics, Inc.
6.250%, 05/01/2025 (a)(b)	4,360,000	4,632,500
TOTAL CORPORATE BONDS (Cost $551,799,805)		560,628,169

U.S. TREASURY NOTES/BONDS - 49.7%
5.500%, 08/15/2028	3,440,000	4,502,369
2.875%, 08/15/2028	39,280,000	44,294,338
5.250%, 11/15/2028	4,648,000	6,039,677
3.125%, 11/15/2028	36,965,000	42,410,118
2.625%, 02/15/2029	37,060,000	41,263,994
5.250%, 02/15/2029	2,781,000	3,631,160
2.375%, 05/15/2029	30,236,000	33,150,939
6.125%, 08/15/2029	2,552,000	3,551,268
1.625%, 08/15/2029	27,175,000	28,280,046
1.750%, 11/15/2029	20,179,000	21,198,985
1.500%, 02/15/2030	35,024,000	36,021,363
0.625%, 05/15/2030	48,005,000	45,799,770
6.250%, 05/15/2030	4,065,000	5,813,903
0.625%, 08/15/2030	63,033,000	59,960,141
0.875%, 11/15/2030	69,279,000	67,243,929
5.375%, 02/15/2031	4,902,000	6,766,866
1.125%, 02/15/2031	68,719,000	68,085,497
1.625%, 05/15/2031	46,855,000	48,520,549
		566,534,912
TOTAL U.S. TREASURY NOTES/BONDS (Cost $565,455,162)		566,534,912

SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	2,612,538	2,612,538
TOTAL SHORT-TERM INVESTMENTS (Cost $2,612,538)		2,612,538
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	108,757,941	108,757,941
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $108,757,941)		108,757,941

Total Investments (Cost $1,228,625,446) - 108.6%		1,238,533,560
Liabilities in Excess of Other Assets - (8.6)%		(97,898,263)
TOTAL NET ASSETS - 100.0%		$1,140,635,297

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $335,577,839 or 29.4% of net assets.

(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $106,558,076 or 9.3% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ -	$ 560,628,169	$ -	$ -	$ 560,628,169
U.S. Treasury Notes/Bonds	-	566,534,912	-	-	566,534,912
Short-Term Investments	2,612,538	-	-	-	2,612,538
Investments Purchased with Proceeds from Securities Lending	-	-	-	108,757,941	108,757,941
Total Investments in Securities	$ 2,612,538	$ 1,127,163,081	$ -	$ 108,757,941	$ 1,238,533,560
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.